Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 178,820 [1]
2024 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	37,910
2025 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	29,368
2026 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	21,927
2027 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	18,102
2028 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	16,456
Thereafter [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 55,057

[1]	Excludes service mark, as it has an indefinite useful life.